Offerings - Offering: 1	Mar. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00025 per share
Amount Registered | shares	248,454,460
Proposed Maximum Offering Price per Unit	4.72
Maximum Aggregate Offering Price	$ 1,172,705,051.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 161,950.57
Offering Note	These shares may be represented by the Registrant's American depositary shares ("ADSs"), each of which represents one ordinary share. The Registrant's ADSs issuable upon deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (333-227062). Represents Class A ordinary shares issuable pursuant to awards under the 2026 Share Incentive Plan (the "2026 Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the 2026 Plan. Represents Class A ordinary shares that are reserved for future award grants under the 2026 Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on $4.72 per ADS, the average of the high and low prices for the Registrant's ADSs as quoted on the NYSE on March 6, 2026.